Note 21 - Changes in Equity - Interest on Shareholders' Equity/Dividends (Details) - BRL (R$) R$ / shares in Units, R$ in Millions								12 Months Ended
	Dec. 02, 2019	Dec. 03, 2018	May 15, 2018	Dec. 21, 2017	Dec. 01, 2017		May 16, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Amount per share, distribution (in BRL per share)	R$ 0.4906	R$ 0.32			R$ 0.31
Amount, distribution	R$ 7,717.3	R$ 5,030.5			R$ 4,869.7	[1]
Total amount								R$ 7,717.3	R$ 7,545.6	R$ 8,482.5
Amount per share, dividends (in BRL per share)			R$ 0.16	R$ 0.07			R$ 0.16
Amount, dividends			R$ 2,515.1	R$ 1,099.7			R$ 2,513.1

[1]	R$3,770.1 this interest on shareholders' equity refers to the total amount approved for distribution in the period, and was accrued in investment reserves.